Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Asset management revenue	$ 66,808	$ 76,246	$ 76,621
Structuring revenue	46,831	44,525	23,273
Incentive Termination And Subordinated Disposition Revenue	52,515	0	0
Wholesaling revenue	11,664	11,096	7,691
Reimbursed costs from affiliates	64,829	60,023	47,534
Lease revenues	65,438	55,452	54,081
Other real estate income	23,556	18,083	14,698
Revenues, Total	331,641	265,425	223,898
Operating Expenses
General and administrative	(93,706)	(73,428)	(63,817)
Reimbursable costs	(64,829)	(60,023)	(47,534)
Depreciation and amortization	(26,065)	(20,100)	(18,375)
Property expenses	(13,164)	(10,382)	(6,694)
Other real estate expenses	(10,784)	(8,121)	(7,308)
Impairment charges	(3,751)	(1,140)	(3,516)
Operating Expenses, Total	(212,299)	(173,194)	(147,244)
Other Income and Expenses
Other interest income	2,001	1,268	1,713
Income from equity investments in real estate and REITs	51,228	30,992	13,425
Gain On Change In Control Of Interests	27,859	0	0
Other income and (expenses)	4,550	1,407	7,357
Interest expense	(21,920)	(15,725)	(14,462)
Other Income and Expenses, Total	63,718	17,942	8,033
Income from continuing operations before income taxes	183,060	110,173	84,687
Provision for income taxes	(37,214)	(25,815)	(22,784)
Income from continuing operations	145,846	84,358	61,903
Discontinued Operations
(Loss) income from operations of discontinued properties	2,397	4,374	7,872
Gain on deconsolidation of a subsidiary	1,008	0	0
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	(6,708)	(9,407)	8,665
Net income	139,138	74,951	70,568
Add: Net loss attributable to noncontrolling interests	1,864	314	713
Less: Net income attributable to redeemable noncontrolling interest	(1,923)	(1,293)	(2,258)
Net income attributable to W. P. Carey members	139,079	73,972	69,023
Basic Earnings Per Share
Income from continuing operations attributable to W. P. Carey members	$ 3.61	$ 2.10	$ 1.52
(Loss) income from discontinued operations attributable to W. P. Carey members	$ (0.17)	$ (0.24)	$ 0.22
Net income attributable to W. P. Carey members	$ 3.44	$ 1.86	$ 1.74
Diluted Earnings Per Share
Income from continuing operations attributable to W. P. Carey members	$ 3.58	$ 2.09	$ 1.52
(Loss) income from discontinued operations attributable to W. P. Carey members	$ (0.16)	$ (0.23)	$ 0.22
Net income attributable to W. P. Carey members	$ 3.42	$ 1.86	$ 1.74
Weighted Average Shares Outstanding
Basic	39,819,475	39,514,746	39,019,709
Diluted	40,098,095	40,007,894	39,712,735
Amounts Attributable to W. P. Carey Members
Income from continuing operations, net of tax	145,787	83,379	60,358
(Loss) income from Discontinued Operations, Net of Tax	(6,708)	(9,407)	8,665
Net income	$ 139,079	$ 73,972	$ 69,023